AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")
NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY (“NCSU”)

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $817,000 as of June 30, 2011 for patent costs and license fees (as compared to $1,128,000 owed as of December 31, 2010). These amounts are included in accounts payable in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due.  NCSU has the right to claim interest on the balance. In February 2011, the Company, after making a $400,000 payment to NCSU towards patent costs, proposed a deferred payment arrangement for the balance owed.  If the Company and NCSU cannot reach a satisfactory agreement, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe.  As of June 30, 2011, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $725,000.   Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY (“NCSU”)

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $1,128,000 as of December 31, 2010 for patent costs ($1,045,000 – 2009). These amounts are included in accounts payable in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due.  NCSU has the right to claim interest on the balance. In February 2011 the Company made a payment to NCSU towards patent costs totaling $400,000 out of the net proceeds of the January 25, 2011 private placement and the Company and NCSU have entered into negotiations regarding the timing of payment of the balance owed.  If the Company and NCSU cannot reach a satisfactory agreement, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe.  As of December 31, 2010, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $783,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.